Private Placement - Additional Information (Detail) - USD ($)			12 Months Ended
	Feb. 10, 2020	Feb. 06, 2020	Dec. 31, 2020
Private Placement [Member]
Private Placement (Textual)
Sale of stock, number of shares issued in transaction	63,000	555,000
Sale of stock, consideration received per transaction	$ 630,000	$ 5,550,000
Sale of stock, price per share	$ 10.00	$ 10.00
Warrant
Private Placement (Textual)
Common stock price per shares			$ 11.50
Private Placement Units [Member]
Private Placement (Textual)
Number of common stock in each unit			1
Number of warrant in each unit			0.5
Number of common stock entitled to purchase with each warrant			1